                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.             January 11, 2011
---------------------     -------------------------         ----------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      55
                                           ------------

Form 13F Information Table Value Total:      $75,850
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF              VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  -----

Abbott Laboratories                COM    002824100     1519      31700 SH          SOLE               29700           2000
                                                         383       8000 SH          OTHER                              8000
Applied Materials Inc.             COM    038222105      660      47000 SH          SOLE               47000
BP Amoco PLC                       COM    055622104      124       2800 SH          SOLE                2000            800
                                                         166       3760 SH          OTHER                              3760
Berkshire Hathaway Inc. Class      COM    084670207      405       5050 SH          SOLE                4450            600
Bristol Myers Co.                  COM    110122108     2219      83800 SH          SOLE               77800           6000
Chevron Corp.                      COM    166764100      219       2400 SH          SOLE                2400
Cisco Systems                      COM    17275R102     2159     106700 SH          SOLE              102800           3900
Coca Cola Co.                      COM    191216100     2164      32900 SH          SOLE               30400           2500
                                                          26        400 SH          OTHER                               400
E. I. duPont de Nemours & Co.      COM    263534109     4200      84200 SH          SOLE               80700           3500
EMC Corp.                          COM    268648102     1445      63100 SH          SOLE               57100           6000
                                                          34       1500 SH          OTHER                              1500
Emerson Electric Co.               COM    291011104     2670      46700 SH          SOLE               43600           3100
                                                          34        600 SH          OTHER                               600
Exxon Mobil                        COM    30231G102     1126      15397 SH          SOLE               14452            945
                                                         620       8484 SH          OTHER                              8484
General Electric Co.               COM    369604103     3413     186611 SH          SOLE              177911           8700
                                                         273      14928 SH          OTHER                             14928
GlaxoSmithKline                    COM    37733W105      702      17900 SH          SOLE               16300           1600
Hewlett Packard                    COM    428236103     1314      31200 SH          SOLE               27000           4200
IBM                                COM    459200101     2289      15600 SH          SOLE               14100           1500
                                                         156       1064 SH          OTHER                              1064
Intel Corp.                        COM    458140100     2067      98300 SH          SOLE               93300           5000
                                                          48       2300 SH          OTHER                              2300
Johnson & Johnson                  COM    478160104     3550      57400 SH          SOLE               53000           4400
KLA Tencor Corp.                   COM    482480100     1673      43300 SH          SOLE               40400           2900
Marsh & McLennan Companies Inc     COM    571748102      951      34800 SH          SOLE               33300           1500
                                                         646      23644 SH          OTHER                             23644
Merck & Co., Inc.                  COM    58933Y105     2004      55600 SH          SOLE               50100           5500
                                                         108       3000 SH          OTHER                              3000
Microsoft Corp.                    COM    594918104     1599      57300 SH          SOLE               53700           3600
                                                          89       3200 SH          OTHER                              3200
Northern Trust Corporation         COM    665859104     1130      20400 SH          SOLE               18900           1500
Nucor Corp.                        COM    670346105     1573      35900 SH          SOLE               32900           3000
                                                          61       1400 SH          OTHER                              1400
PepsiCo Inc.                       COM    713448108      261       4000 SH          SOLE                4000
Pfizer, Inc.                       COM    717081103     1569      89585 SH          SOLE               83198           6387
                                                         103       5910 SH          OTHER                              5910
Plum Creek Timber                  COM    729251108     2052      54800 SH          SOLE               50800           4000
Procter & Gamble Company           COM    742718109     1158      18000 SH          SOLE               17100            900
                                                          26        400 SH          OTHER                               400
Progressive Corp.-Ohio             COM    743315103      931      46872 SH          SOLE               46872
                                                       11843     596036 SH          OTHER             596036
Royal Dutch Shell                  COM    780259206      942      14100 SH          SOLE               14100
Stryker Corp.                      COM    863667101     5684     105844 SH          SOLE              100144           5700
                                                         537      10000 SH          OTHER                             10000
Symantec Corp.                     COM    871503108      770      46000 SH          SOLE               43000           3000
Unilever PLC                       COM    904767704     2551      82600 SH          SOLE               76880           5720
                                                          83       2700 SH          OTHER                              2700
Verizon Communications             COM    92343V104     1177      32900 SH          SOLE               29800           3100
                                                          29        800 SH          OTHER                               800
Deutsche Bank Capital Funding      PFD    25153Y206     1197      52000 SH          SOLE               42000          10000
Pimco Commodity Real Return -             722005667     1115     120000 SH          SOLE              120000